Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies
Basis of presentation

a     Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b     Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significant impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and consolidated VIEs have been eliminated upon consolidation.

Use of estimates

c     Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, the determination of the fair value of identifiable assets and liabilities acquired through business combinations, assessment for the impairment of long-lived assets, the valuation allowance of deferred tax assets, determination of the fair value of ordinary shares and preferred shares, and the valuation and recognition of share-based compensation.

Functional currency and foreign currency translation

d     Functional currency and foreign currency translation

The Group uses Renminbi (‘‘RMB’’) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (‘‘US$’’), and the functional currency of the Philippines entities is Peso (‘‘PHP’’). The functional currency of the PRC entities in the Group is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other expense, net.

Convenience Translation

e     Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and statements of cash flows from RMB into US$ as of and for the year ended December 31, 2016 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.943, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board on December 30, 2016. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2016, or at any other rate.

Fair value measurements

f     Fair value measurments

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, time deposits, held-to-maturity security, other current assets and accrued expenses and tax payable. Their carrying amounts approximate their fair value due to their relatively short maturity.

Time deposits

g     Time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the periods. Time deposits are valued based on the prevailing interest rates in the market.

Cash and cash equivalents

h     Cash and cash equivalents

The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities of three months or less as cash equivalents. As of December 31, 2015 and 2016, the Group had certain amounts of cash held in accounts managed by Alipay and 99bill in connection with the collection of tuition fees online for a total amount of RMB4,794 and RMB10,035, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Held-to-maturity security

i     Held-to-maturity security

A held-to-maturity investment is a nonderivative financial asset that has either fixed or determinable payments and a fixed maturity, and for which an entity has both the ability and the intention to hold to maturity. This type of investment is reported at amortized cost and the difference between the maturity value and the cost of the investments is amortized to the income statement over the life of the investments, and the amortized cost is recognized as interest income on the consolidated statements of comprehensive loss.

Long-lived assets

j     Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets mainly comprise of software, copy rights and trademarks. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of 91waijiao.com when it was acquired by Dasheng Zhixing in January 2015.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

The Group as a whole, including acquired 91waijiao.com, is determined to be one reporting unit for goodwill impairment testing. The Company directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment loss has been identified for the year ended December 31, 2016.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Revenue recognition

k     Revenue recognition

Revenues are generated from providing online English language education services. Students purchase the services by subscribing to prepaid credit packages or prepaid membership packages directly from the Company or through authorized distribution agents. Tuition is generally paid in advance and is initially recorded as deferred revenue.

Revenues are recognized when the following four revenue recognition criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been provided; (3) the selling price is fixed or determinable, and (4) collectability is reasonably assured. Revenues are deferred until these criteria are met.

Prepaid credit packages

Prepaid credit packages typically ranging from 20 lesson credits to 720 lesson credits with validity period from 3 months to 60 months. The package subscription fees are paid in advance. The students can book lessons within the validity period. Revenue is recognized when the lesson credit is consumed. Actual usage is tracked by the Company on an individual basis. Upon the expiration of the prepaid credit packages, the Company will recognize any remaining untaken lessons as revenue. For the years ended December 31, 2014, 2015 and 2016, expiration rate of the prepaid credit packages were approximately 10%, 15% and 17%, respectively. Expiration rate represents total number of lessons expired and untaken during the year, divided by total number of lessons taken during the year.

Prepaid membership packages

Prepaid membership packages range from 3 months to 36 months. Students can book one lesson per day within their membership period. The package subscription fees are paid in advance. Revenue is recognized on a straight-line basis over the membership period.

Multiple course packages

Each multiple course package includes a certain number of credits for one-on-one lesson and group lesson. Each credit of lesson is a separate unit of accounting, as they have value to the students on a standalone basis and there are no customer-negotiated refunds or return rights for the delivered items. Package consideration is allocated to each unit of accounting at the inception of the arrangement based on the relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No.2009-13, “Revenue Recognition—Multiple-Deliverable Revenue Arrangements” and recognized when the lesson credit is consumed. We use (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, we will use (c) the management’s best estimate of the selling price for that deliverable. For all the periods presented, selling price is generally determined by the management’s best estimate of the selling price for the lesson credits because the lessons contained in such packages have never been sold by the Company on a standalone basis, and they are different from other lessons offerred by the Company or other companies.

The Company offers free-trial lessons to students upon registration. Students are not obligated to subscribe any course packages with the Company to obtain the free-trial lessons. The Company records the cost incurred in providing the free-trial lessons as sales and marketing expenses when the lesson is booked and taken by the students.

Cost of revenues

l     Cost of revenues

Cost of revenues primarily include service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students. These costs are expensed as incurred except for payment processing fees in relation to the deferral of the revenues as described above, which are recognized as “cost of revenues” in the period in which the related revenues are recognized in the consolidated statements of comprehensive loss. The indirect cost of server and bandwidth is expensed as incurred.

Product development expenses

m     Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Company’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

Sales and marketing expenses

n     Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expense. For the years ended December 31, 2014, 2015 and 2016, the advertising expenses were RMB40,393, RMB136,507 and RMB163,345, respectively.

Operating leases

o     Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group leases office space under operating lease agreements with initial lease term up to three years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms. Rental expenses incurred were RMB5,946, RMB15,364 and RMB24,851 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Group has no capital leases for any of the periods presented.

Share-based compensation

p     Share-based compensation

The Company accounts for share-based awards granted to employees in accordance with ASC 718 Stock Compensation and share-based awards to nonemployees in accordance with ASC 505. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Before the completion of IPO, stock options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over three or four years. Additionally, employees can only exercise vested options upon the occurrence of an IPO. Options for which the service condition has been satisfied are forfeited should employment terminate prior to the occurrence of an IPO, which substantially creates a performance condition. Because the IPO performance condition had not been occurred and was outside the Company’s control, the satisfaction of the IPO performance condition would become probable upon occurrence. For options granted for which the service condition has been satisfied as of such date, cumulative stock-based compensation expense for these options was recorded using graded-vesting method upon the completion of the IPO. For the options and restricted share units granted after the completion of IPO, as the stock option and restriced share units can be exercised once the employee satisfies the service condition, the share-based compensation expense is recorded on a straight-line basis over the requisite service period. The corresponding impact reflected in additional paid-in capital. The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Employee benefits

q     Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB14,329, RMB49,925 and RMB54,972 for the years ended December 31, 2014, 2015, and 2016, respectively.

Philippine Employee Benefit Plan

The Company’s subsidiary and VIE in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (‘‘SSS Benefits’’), Home Development Mutual Fund (‘‘Pag-IBIG Fund’’) and Philippine Health Insurance Corporation (‘‘PhilHealth’’). Pursuance to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive loss as incurred. The total amounts for such employee benefits were RMB717, RMB1,335 and RMB2,836 for the years ended December 31, 2014, 2015 and 2016, respectively.

In addition, the Company’s subsidiaries and VIE in the Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2016. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation is included in operating expenses in the consolidated statements of comprehensive loss. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liability for such employee benefits were RMB674 and RMB1,918 as of December 31, 2015 and 2016, respectively.

Taxation

r     Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2014, 2015 and 2016.

Related parties

s     Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Loss per share

t     Loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented before the IPO occurance, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses. For the periods presented after the IPO occurance, all of the preferred shares automatically are converted into ordinary shares which are used in the computation of loss per share.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

Comprehensive income/(loss)

u     Comprehensive income /(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income, as presented on the accompanying consolidated statements of comprehensive loss, consists of accumulated foreign currency translation adjustments.

Segment reporting

v     Segment reporting

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

The Group operates in two principal geographical areas—China and the Philippines. For all periods presented, all revenues from external customers are attributed to China based on customer location.

The following table summarizes property and equipment of the Group by geographical location:

	Property and equipment
	As of December 31,
	2015	2016
	RMB	RMB
China	18,779	27,228
Philippines	6,233	14,348

Statutory reserves

w     Statutory reserves

In accordance with China’s Company Laws, the Company’s consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (‘‘PRC GAAP’’)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Group has made no appropriations to statutory surplus fund and other reserve funds for all periods presented as the Company’s subsidiary and consolidated VIEs in China were in accumulated loss position.

Recently issued accounting pronouncements

x     Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public business entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The Group has set up an implementation team that is currently in the process of analyzing each of the Group’s revenue streams in accordance with the new revenue standard to determine the impact on the Group’s consolidated financial statements and considering when to adopt this new guidance. The Group plans to continue the evaluation, analysis, and documentation of the adoption of ASU 2014-09 (including those subsequently issued updates that clarify ASU 2014-09’s provisions) throughout 2017 as the Group works towards the implementation and finalizes the determination of the impact that the adoption will have on its consolidated financial statements.

In August 2014, FASB issued ASU No. 2014-15, ‘‘Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.’’ The new standard addresses management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The new standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company has evaluated and disclosed its assessment as to whether there’s substantial doubt about its ability to continue as a going concern in Note 1. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group does not expect this standard to have a material impact on its consolidated financial statements.

On January 5, 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group does not expect this standard to have a material impact on its consolidated financial statements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09 (“ASU 2016-09”), Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Group does not expect this standard to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect this standard to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect this standard to have a material impact on its consolidated financial statements.